Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,766,325	¥ 1,827,998	¥ 1,880,293
Capital investments for segment assets	1,687,206	1,817,523	1,892,763
Point program expenses	60,274	77,843	79,034
Impairment of long-lived assets	19,821	38,739	5,738
Goodwill and other intangible asset impairments	12,900	3,464	6,187
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	1,761,949	1,823,213	1,874,545
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	699,686	734,518	751,906
Capital investments for segment assets	622,131	666,164	722,829
Point program expenses	1,757	8,803	7,713
Impairment of long-lived assets	5,237	1,640	36
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	177,818	162,610	149,734
Capital investments for segment assets	227,564	198,112	168,413
Point program expenses	685	1,335	484
Impairment of long-lived assets	874	1,732	279
Goodwill and other intangible asset impairments	10,484	3,464	3,068
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	629,502	663,344	719,132
Capital investments for segment assets	595,216	661,765	703,124
Point program expenses	57,832	67,705	70,837
Impairment of long-lived assets	6,771	30,161
Goodwill and other intangible asset impairments	2,416		3,119
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	150,242	148,927	135,358
Capital investments for segment assets	134,030	140,900	147,725
Impairment of long-lived assets	1,620	2,358	3,526
Operating Segments | Other
Segment Reporting Information [Line Items]
Depreciation and amortization	104,701	113,814	118,415
Capital investments for segment assets	108,265	150,582	150,672
Impairment of long-lived assets	5,319	2,848	1,897
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 4,376	¥ 4,785	¥ 5,748